INVESTMENT MANAGERS SERIES TRUST
235 West Galena Street
Milwaukee, Wisconsin 53212

October 17, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of AAM/HIMCO Unconstrained Bond Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 567 to its Registration Statement under Rule 485(a)(2) to create a new series, AAM/HIMCO Unconstrained Bond Fund.

Please direct your comments to the undersigned at (626) 385-5770. Thank you.

Sincerely,

/s/KIRAN DHILLON
Kiran Dhillon
Investment Managers Series Trust
Assistant Secretary